Portfolio of Investments – as of December 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 68.6% of Net Assets
	Canada — 1.4%
432,900	CGI, Inc.	$39,986,202
	France — 0.8%
28,269	LVMH Moet Hennessy Louis Vuitton SE	21,307,354
	Japan — 1.8%
1,281,261	Nomura Research Institute Ltd.	48,757,889
	Netherlands — 2.9%
74,868	ASML Holding NV	80,671,779
	Sweden — 2.2%
3,424,130	Atlas Copco AB, Class A	60,958,299
	Taiwan — 3.5%
1,994,000	Taiwan Semiconductor Manufacturing Co. Ltd.	98,019,568
	United Kingdom — 2.7%
886,872	Halma PLC	42,095,260
283,269	London Stock Exchange Group PLC	34,074,015
		76,169,275
	United States — 53.3%
23,561	Adobe, Inc.(a)	8,246,114
286,498	Airbnb, Inc., Class A(a)	38,883,508
290,927	Alphabet, Inc., Class A	91,060,151
366,675	Amazon.com, Inc.(a)	84,635,923
68,712	BlackRock, Inc.	73,545,202
74,167	Builders FirstSource, Inc.(a)	7,631,043
231,553	Chipotle Mexican Grill, Inc.(a)	8,567,461
51,217	Costco Wholesale Corp.	44,166,468
125,220	Cummins, Inc.	63,918,549
203,103	Danaher Corp.	46,494,339
62,761	Goldman Sachs Group, Inc.	55,166,919
226,639	Hilton Worldwide Holdings, Inc.	65,102,053
167,146	Home Depot, Inc.	57,514,939
176,680	JPMorgan Chase & Co.	56,929,830
34,637	KLA Corp.	42,086,726
110,634	Linde PLC	47,173,231
141,558	Mastercard, Inc., Class A	80,812,631
42,228	Mettler-Toledo International, Inc.(a)	58,873,855
713,433	NVIDIA Corp.	133,055,254
604,019	O'Reilly Automotive, Inc.(a)	55,092,573
97,406	Parker-Hannifin Corp.	85,615,978
148,787	Progressive Corp.	33,881,776
107,664	Roper Technologies, Inc.	47,924,476
163,925	S&P Global, Inc.	85,665,566
42,567	Salesforce, Inc.	11,276,424
165,502	Schneider Electric SE	45,277,248
119,506	Trane Technologies PLC	46,511,735
41,915	UnitedHealth Group, Inc.	13,836,561
		1,488,946,533
	Total Common Stocks (Identified Cost $1,282,671,574)	1,914,816,899

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 28.6%

Non-Convertible Bonds — 28.4%
	Argentina — 0.1%
$1,973,000	Argentina Republic Government International Bonds, (Step to 4.750% on 7/09/2027), 4.125%, 7/09/2035(b)	$1,467,912
1,690,000	Telecom Argentina SA, 9.250%, 5/28/2033(c)	1,765,393
		3,233,305
	Australia — 1.4%
2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,900,711
4,430,000	Australia Government Bonds, 3.000%, 11/21/2033, (AUD)	2,646,505
4,378,000	Australia Government Bonds, 4.250%, 12/21/2035, (AUD)	2,806,983
14,450,000	Glencore Funding LLC, 5.634%, 4/04/2034(c)	15,097,241
5,630,000	Glencore Funding LLC, 6.500%, 10/06/2033(c)	6,218,000
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033(c)	4,521,939
40,000	Mineral Resources Ltd., 8.000%, 11/01/2027(c)	40,852
125,000	Mineral Resources Ltd., 9.250%, 10/01/2028(c)	131,188
10,135,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	5,556,832
		39,920,251
	Belgium — 0.1%
2,365,000	Anheuser-Busch InBev SA, EMTN, 3.700%, 4/02/2040, (EUR)	2,646,853
	Brazil — 1.2%
650,000	Axia Energia, 4.625%, 2/04/2030(c)	628,010
8,755,000	Brazil Government International Bonds, 4.500%, 5/30/2029	8,674,016
4,475,000	Brazil Government International Bonds, 6.000%, 10/20/2033	4,521,988
2,190,000	Brazil Government International Bonds, 6.125%, 3/15/2034	2,210,579
43,401 (d)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	6,977,300
25,149 (d)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2035, (BRL)	3,772,177
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,380,482
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	518,974
1,185,000	Suzano Austria GmbH, Series DM3N, 3.125%, 1/15/2032	1,060,028
2,470,000	Suzano Netherlands BV, 5.500%, 1/15/2036	2,448,709
		33,192,263
	Canada — 1.6%
75,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(c)	72,465
20,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(c)	19,715
4,825,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(c)	4,595,350
650,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(c)	661,821
268,114	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029(c)	262,896
574,232	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031(c)	545,779
755,000	Antares Holdings LP, 3.750%, 7/15/2027(c)	738,205

Principal Amount (‡)	Description	Value (†)

	Canada — continued
$1,210,000	Antares Holdings LP, 3.950%, 7/15/2026(c)	$1,204,531
305,000	Antares Holdings LP, 7.950%, 8/11/2028(c)	322,717
1,385,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(c)	1,239,575
2,835,000	Bell Telephone Co. of Canada or Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	2,080,742
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,520,836
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	1,011,425
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	2,023,368
1,461,000	Canada Government Bonds, 2.500%, 11/01/2027, (CAD)	1,062,845
16,995,000	Canada Government Bonds, 2.750%, 3/01/2030, (CAD)	12,310,247
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,363,105
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,428,853
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,365,952
655,000	Open Text Corp., 3.875%, 12/01/2029(c)	621,615
3,170,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(c)	3,029,954
2,350,000	Province of Quebec, 4.500%, 9/08/2033	2,378,881
		45,860,877
	Chile — 0.8%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	521,395
975,000	Antofagasta PLC, 5.625%, 5/13/2032	1,014,098
510,000	Antofagasta PLC, 6.250%, 5/02/2034(c)	549,348
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031(c)	2,356,204
2,485,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 3/01/2035, (CLP)	2,697,917
805,000	Chile Government International Bonds, 2.550%, 1/27/2032	721,320
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,434,052
2,550,000	Colbun SA, 5.375%, 9/11/2035(c)	2,553,187
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029(c)	1,860,073
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(c)	531,659
253,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031(c)	232,079
525,000	Enel Chile SA, 4.875%, 6/12/2028	532,351
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,530,601
1,075,000	Engie Energia Chile SA, 6.375%, 4/17/2034(c)	1,144,681
990,000	Sociedad Quimica y Minera de Chile SA, 5.500%, 9/10/2034(c)	1,002,900
870,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(c)	942,332
		21,624,197
	Colombia — 0.5%
3,920,000	Colombia Government International Bonds, 3.125%, 4/15/2031	3,394,720
1,080,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,125,360
355,000	Colombia Government International Bonds, 7.750%, 11/07/2036	369,963
29,559,900,000	Colombia TES, 7.500%, 8/26/2026, (COP)	7,733,694
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029(c)	1,221,545
		13,845,282
Principal Amount (‡)	Description	Value (†)

	Congo — 0.1%
$1,210,000	Ivanhoe Mines Ltd., 7.875%, 1/23/2030(c)	$1,248,373
	Denmark — 0.1%
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,682,583
	Dominican Republic — 0.2%
1,890,000	Dominican Republic International Bonds, 4.500%, 1/30/2030(c)	1,843,222
1,005,000	Dominican Republic International Bonds, 4.875%, 9/23/2032(c)	966,006
490,000	Dominican Republic International Bonds, 5.950%, 1/25/2027(c)	495,307
845,000	Dominican Republic International Bonds, 6.000%, 7/19/2028(c)	866,201
216,667	Dominican Republic International Bonds, 8.625%, 4/20/2027(c)	223,308
		4,394,044
	France — 0.1%
990,000	Credit Agricole SA, (fixed rate to 1/09/2035, variable rate thereafter), 5.862%, 1/09/2036(c)	1,044,267
1,410,000	Electricite de France SA, 4.875%, 9/21/2038(c)	1,315,249
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	1,061,113
		3,420,629
	Germany — 0.2%
2,055,000	Bundesobligation, 2.400%, 4/18/2030, (EUR)	2,415,497
340,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(c)	335,978
400,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(c)	406,588
690,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(c)	674,776
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(c)	267,435
		4,100,274
	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032(c)	1,009,774
	India — 0.2%
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,782,245
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031(c)	2,515,732
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030(c)	1,216,463
		6,514,440
	Indonesia — 0.1%
38,112,000,000	Indonesia Treasury Bonds, 7.000%, 9/15/2030, (IDR)	2,405,463
	Ireland — 0.2%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,996,172
3,245,000	Ireland Government Bonds, Zero Coupon, 10/18/2031, (EUR)	3,273,628
		6,269,800
	Israel — 1.0%
1,405,000	Israel Electric Corp. Ltd., GMTN, 3.750%, 2/22/2032	1,313,780
2,755,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,892,471
11,096,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	8,390,846

Principal Amount (‡)	Description	Value (†)

	Israel — continued
$510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	$515,764
1,430,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	1,500,797
4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	4,856,624
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,650,065
5,445,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	5,647,687
		28,768,034
	Italy — 0.6%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026(c)	200,096
2,225,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(c)	2,448,429
7,315,000	Italy Buoni Poliennali Del Tesoro, 2.950%, 7/01/2030, (EUR)	8,679,322
990,000	Italy Buoni Poliennali Del Tesoro, 3.650%, 8/01/2035, (EUR)	1,181,810
830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034(c)	889,954
2,055,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(c)	1,909,866
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(c)	1,484,075
825,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(c)	840,934
		17,634,486
	Japan — 0.9%
1,112,819,400	Japan Government CPI-Linked Bonds, 0.100%, 3/10/2028, (JPY)	7,221,611
1,216,350,000	Japan Government Ten Year Bonds, 1.700%, 9/20/2035, (JPY)	7,533,155
899,000,000	Japan Government Thirty Year Bonds, 1.600%, 12/20/2053, (JPY)	3,898,517
774,000,000	Japan Government Thirty Year Bonds, 2.800%, 6/20/2055, (JPY)	4,422,977
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,809,243
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,277,941
		26,163,444
	Korea — 0.6%
11,413,150,000	Korea Treasury Bonds, 1.500%, 12/10/2030, (KRW)	7,281,876
7,628,470,000	Korea Treasury Bonds, 2.500%, 9/10/2030, (KRW)	5,127,810
3,129,530,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	2,101,989
3,868,290,000	Korea Treasury Bonds, 3.500%, 9/10/2028, (KRW)	2,720,196
200,000	SK Hynix, Inc., 6.375%, 1/17/2028(c)	208,813
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027(c)	145,199
		17,585,883
	Luxembourg — 0.2%
920,000	ArcelorMittal SA, 6.750%, 3/01/2041	1,005,645
1,905,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.625%, 4/20/2030, (EUR)	2,070,093
280,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	289,194
Principal Amount (‡)	Description	Value (†)

	Luxembourg — continued
955,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	$960,602
1,403,000	Logicor Financing SARL, EMTN, 3.750%, 7/14/2032, (EUR)	1,629,020
		5,954,554
	Malaysia — 0.2%
9,404,000	Malaysia Government Bonds, 3.582%, 7/15/2032, (MYR)	2,341,916
9,770,000	Malaysia Government Bonds, 3.828%, 7/05/2034, (MYR)	2,465,373
		4,807,289
	Mexico — 1.6%
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	891,685
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	809,869
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	865,779
810,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(c)(e)	807,535
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,680,362
1,085,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(c)	1,160,842
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	330,573
1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	1,376,188
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(c)	763,035
1,483,896 (f)	Mexico Bonos, 5.750%, 3/05/2026, (MXN)	8,211,344
629,822 (f)	Mexico Bonos, 7.500%, 6/03/2027, (MXN)	3,492,937
925,261 (f)	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	5,185,418
554,445 (f)	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	2,885,516
2,335,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,205,408
1,645,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,422,103
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	161,038
610,000	Mexico Government International Bonds, 4.875%, 5/19/2033	585,600
8,735,000	Mexico Government International Bonds, 5.000%, 5/07/2029	8,874,760
1,430,000	Mexico Government International Bonds, 5.850%, 7/02/2032	1,469,196
550,000	Mexico Government International Bonds, 6.000%, 5/07/2036	557,150
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,109,634
		45,845,972
	Morocco — 0.1%
3,310,000	OCP SA, 6.750%, 5/02/2034(c)	3,566,690
	Netherlands — 0.1%
1,600,000	Netherlands Government Bonds, Zero Coupon, 1/15/2029, (EUR)	1,754,711
	New Zealand — 0.5%
4,200,000	Fonterra Co-Operative Group Ltd., MTN, 3.750%, 6/16/2026, (AUD)	2,795,695
700,000	Fonterra Co-Operative Group Ltd., MTN, 4.000%, 11/02/2027, (AUD)	460,764

Principal Amount (‡)	Description	Value (†)

	New Zealand — continued
5,520,000	New Zealand Government Bonds, 1.500%, 5/15/2031, (NZD)	$2,811,514
13,140,000	New Zealand Government Bonds, 3.000%, 4/20/2029, (NZD)	7,461,952
		13,529,925
	Nigeria — 0.1%
2,345,000	IHS Holding Ltd., 7.875%, 5/29/2030(c)	2,415,350
	Norway — 0.3%
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,358,064
19,765,000	Norway Government Bonds, 1.375%, 8/19/2030, (NOK)	1,753,359
16,500,000	Norway Government Bonds, 1.500%, 2/19/2026, (NOK)	1,631,066
33,750,000	Norway Government Bonds, 1.750%, 2/17/2027, (NOK)	3,268,015
		9,010,504
	Paraguay — 0.1%
1,220,000	Paraguay Government International Bonds, 4.950%, 4/28/2031(c)	1,236,470
183,000	Paraguay Government International Bonds, 5.000%, 4/15/2026(c)	183,457
		1,419,927
	Peru — 0.1%
1,213,000	Banco de Credito del Peru SA, (fixed rate to 10/15/2031, variable rate thereafter), 5.650%, 1/15/2037(c)	1,218,458
630,000	Transportadora de Gas del Peru SA, 4.250%, 4/30/2028(c)	628,990
		1,847,448
	Poland — 0.2%
5,914,000	Republic of Poland Government Bonds, 1.250%, 10/25/2030, (PLN)	1,422,604
11,720,000	Republic of Poland Government Bonds, 4.500%, 7/25/2030, (PLN)	3,269,333
		4,691,937
	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028(c)	3,417,824
	Romania — 0.1%
1,460,000	Romania Government International Bonds, 6.125%, 10/07/2037, (EUR)(c)	1,725,074
	Singapore — 0.3%
8,755,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	6,827,268
	South Africa — 1.3%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030(c)	1,290,372
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030(c)	1,461,936
101,590,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	6,382,902
37,055,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	2,240,881
6,640,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	5,597,460
17,435,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(c)	18,722,400
		35,695,951
Principal Amount (‡)	Description	Value (†)

	Spain — 0.3%
$800,000	Banco Santander SA, 6.938%, 11/07/2033	$915,474
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	4,049,871
700,000	Naturgy Finance Iberia SA, EMTN, 1.500%, 1/29/2028, (EUR)	803,904
2,100,000	Spain Government Bonds, 1.250%, 10/31/2030, (EUR)	2,315,353
		8,084,602
	Supranationals — 0.3%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	7,263,136
	Sweden — 0.1%
40,955,000	Sweden Government Bonds, 0.125%, 5/12/2031, (SEK)	3,942,739
	Switzerland — 0.1%
2,960,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(c)	2,746,206
690,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(c)(e)	700,738
		3,446,944
	Turkey — 0.1%
1,120,000	TC Ziraat Bankasi AS, 5.375%, 3/02/2026(c)	1,121,880
1,050,000	Turk Telekomunikasyon AS, 6.950%, 10/07/2032(c)	1,072,932
1,415,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	1,427,426
		3,622,238
	United Kingdom — 1.2%
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(c)	1,325,981
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,235,667
1,180,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(c)	1,157,273
855,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(c)	895,351
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(c)	68,113
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(c)	144,379
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	938,546
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(c)	1,347,037
235,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	318,068
7,975,000	U.K. Gilts, 4.125%, 7/22/2029, (GBP)	10,845,451
12,340,000	U.K. Gilts, 4.250%, 7/31/2034, (GBP)	16,433,739
		34,709,605
	United States — 10.9%
1,775,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(c)	1,841,519
1,155,000	Allison Transmission, Inc., 3.750%, 1/30/2031(c)	1,087,562
965,000	American Honda Finance Corp., 5.150%, 7/09/2032	991,597
1,070,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.500%, 7/15/2033(c)	1,082,516
260,000	Aptiv Swiss Holdings Ltd., 1.600%, 9/15/2028, (EUR)	297,699

Principal Amount (‡)	Description	Value (†)

	United States — continued
$425,000	Ashland, Inc., 3.375%, 9/01/2031(c)	$388,748
420,000	Avantor Funding, Inc., 4.625%, 7/15/2028(c)	417,718
355,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(c)	366,482
1,675,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(c)	1,742,548
4,174,000	Ball Corp., 5.500%, 9/15/2033	4,254,945
1,030,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	969,987
1,370,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	1,202,263
5,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(c)	5,219
2,985,000	Block, Inc., 3.500%, 6/01/2031	2,805,647
1,300,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,340,553
1,261,000	Boeing Co., 3.625%, 2/01/2031	1,211,307
365,000	Boeing Co., 5.150%, 5/01/2030	375,041
899,000	Boeing Co., 5.705%, 5/01/2040	917,680
3,350,000	Boeing Co., 5.805%, 5/01/2050	3,295,041
5,145,000	Boeing Co., 6.528%, 5/01/2034	5,692,217
5,085,000	Boeing Co., 6.858%, 5/01/2054	5,711,160
115,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.372%, 12/15/2038(b)(c)	113,877
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.621%, 12/15/2038(b)(c)	854,082
3,120,000	Broadcom, Inc., 2.450%, 2/15/2031	2,853,797
2,845,000	Broadcom, Inc., 2.600%, 2/15/2033	2,505,354
5,095,000	Broadcom, Inc., 3.419%, 4/15/2033	4,716,262
6,870,000	Broadcom, Inc., 3.469%, 4/15/2034	6,264,362
2,485,000	Broadcom, Inc., 4.150%, 4/15/2032(c)	2,429,942
989,000	Carnival Corp., 5.750%, 3/15/2030(c)	1,017,099
4,210,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	4,289,630
2,385,000	Centene Corp., 2.500%, 3/01/2031	2,059,617
1,480,000	Centene Corp., 3.000%, 10/15/2030	1,323,916
420,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	252,725
430,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	443,784
990,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	1,041,238
490,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	516,186
247,000	Chemours Co., 5.750%, 11/15/2028(c)	240,210
150,000	Chord Energy Corp., 6.000%, 10/01/2030(c)	151,839
2,635,000	Chord Energy Corp., 6.750%, 3/15/2033(c)	2,724,898
312,000	Cipher Compute LLC, 7.125%, 11/15/2030(c)	317,767
240,000	Civitas Resources, Inc., 8.375%, 7/01/2028(c)	247,294
1,185,000	Civitas Resources, Inc., 8.625%, 11/01/2030(c)	1,241,951
245,000	Civitas Resources, Inc., 8.750%, 7/01/2031(c)	254,163
516,000	Commercial Metals Co., 5.750%, 11/15/2033(c)	527,627
729,000	Commercial Metals Co., 6.000%, 12/15/2035(c)	747,339
3,473,000	Continental Resources, Inc., 2.875%, 4/01/2032(c)	3,030,822
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031(c)	4,780,346
5,454,000	CSC Holdings LLC, 3.375%, 2/15/2031(c)	3,302,715
1,995,000	CSC Holdings LLC, 4.125%, 12/01/2030(c)	1,223,341
Principal Amount (‡)	Description	Value (†)

	United States — continued
$2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031(c)	$1,460,950
7,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(c)	2,539,629
1,850,000	CSC Holdings LLC, 5.000%, 11/15/2031(c)	653,096
5,569,000	CSC Holdings LLC, 5.375%, 2/01/2028(c)	4,040,453
495,000	CSC Holdings LLC, 5.750%, 1/15/2030(c)	183,016
805,000	CSC Holdings LLC, 7.500%, 4/01/2028(c)	468,913
1,573,000	CSC Holdings LLC, 11.250%, 5/15/2028(c)	1,251,582
940,000	DH Europe Finance II SARL, 0.750%, 9/18/2031, (EUR)	969,002
50,000	Dillard's, Inc., 7.000%, 12/01/2028	53,065
8,000	Dillard's, Inc., 7.750%, 7/15/2026	8,121
2,959,000	Directv Financing LLC, 8.875%, 2/01/2030(c)	2,993,899
1,075,000	Directv Financing LLC, 8.875%, 2/01/2030(c)	1,089,449
1,630,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(c)	1,665,944
6,065,000	Discovery Communications LLC, 3.625%, 5/15/2030	5,583,637
443,000	Discovery Communications LLC, 6.350%, 6/01/2040	366,918
6,385,000	DISH DBS Corp., 5.250%, 12/01/2026(c)	6,191,837
795,000	DISH DBS Corp., 5.750%, 12/01/2028(c)	780,493
2,395,000	DISH DBS Corp., 7.750%, 7/01/2026	2,365,849
22,054,106	EchoStar Corp., 10.750%, 11/30/2029	24,387,457
1,707,260	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(g)	1,749,034
765,000	Entegris, Inc., 4.750%, 4/15/2029(c)	766,669
835,000	Equinix Europe 2 Financing Corp. LLC, 3.250%, 3/15/2031, (EUR)	968,859
5,170,000	Fair Isaac Corp., 6.000%, 5/15/2033(c)	5,310,350
345,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(c)	363,169
235,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(c)	252,403
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,710,837
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,943,867
480,000	GFL Environmental, Inc., 4.375%, 8/15/2029(c)	471,997
175,000	GFL Environmental, Inc., 6.750%, 1/15/2031(c)	183,605
2,945,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(c)	2,823,906
580,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(c)	581,581
2,440,000	HCA, Inc., 5.125%, 6/15/2039	2,356,332
1,035,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(c)	1,012,319
4,695,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(c)	4,358,276
274,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(c)	275,882
475,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(c)	443,422
510,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(c)	522,743
1,235,000	Hologic, Inc., 3.250%, 2/15/2029(c)	1,217,180
2,025,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	2,145,482
1,580,000	Iron Mountain, Inc., 4.875%, 9/15/2029(c)	1,558,746
895,000	Iron Mountain, Inc., 5.250%, 7/15/2030(c)	884,175
795,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	754,942
765,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	845,172

Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,740,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	$1,836,389
530,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(c)	540,984
755,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(c)	775,051
5,680,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(e)	5,902,151
545,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(c)	515,216
225,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028(c)	224,427
612,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(c)	584,710
447,000	Matador Resources Co., 6.500%, 4/15/2032(c)	453,332
155,000	Matador Resources Co., 6.875%, 4/15/2028(c)	158,392
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	711,943
230,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(c)	213,415
795,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(c)	722,001
435,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(c)	427,799
868,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(c)	891,462
3,655,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	3,213,890
1,035,000	NCL Corp. Ltd., 6.750%, 2/01/2032(c)	1,059,760
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(c)	23,215
575,000	ONEOK, Inc., 5.450%, 6/01/2047	528,628
389,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(c)	406,357
2,020,000	Paychex, Inc., 5.600%, 4/15/2035	2,115,536
1,285,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(c)	1,307,724
3,210,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	2,965,383
315,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	307,524
1,575,000	Post Holdings, Inc., 4.500%, 9/15/2031(c)	1,493,174
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,445,436
1,450,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)	1,655,058
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	460,573
2,325,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(c)	2,420,046
430,000	Realty Income Corp., 5.125%, 7/06/2034, (EUR)	549,376
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,288,802
3,771,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(c)	3,580,922
549,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(c)	510,074
1,370,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(c)	1,369,818
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(c)	3,338,756
3,370,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(c)	3,445,208
400,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(c)	413,901
1,690,000	Ryan Specialty LLC, 5.875%, 8/01/2032(c)	1,726,788
1,115,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(c)	1,092,625
269,000	Sensata Technologies BV, 4.000%, 4/15/2029(c)	262,461
Principal Amount (‡)	Description	Value (†)

	United States — continued
$830,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(c)	$778,935
220,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(c)	214,874
910,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(c)	952,836
1,015,000	SM Energy Co., 6.750%, 8/01/2029(c)	1,022,452
280,000	SM Energy Co., 7.000%, 8/01/2032(c)	275,259
686,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(c)	692,033
2,860,000	Synopsys, Inc., 5.700%, 4/01/2055	2,837,089
1,414,000	Talen Energy Supply LLC, 6.250%, 2/01/2034(c)	1,442,158
875,000	Targa Resources Corp., 6.125%, 3/15/2033	935,968
265,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	253,133
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	166,009
588,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(c)	604,988
725,000	TD SYNNEX Corp., 6.100%, 4/12/2034	766,079
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	179,357
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	87,046
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,758,367
400,000	TopBuild Corp., 4.125%, 2/15/2032(c)	379,893
1,240,000	TopBuild Corp., 5.625%, 1/31/2034(c)	1,254,367
405,000	TransDigm, Inc., 6.750%, 8/15/2028(c)	412,792
875,000	Travel & Leisure Co., 4.500%, 12/01/2029(c)	856,422
920,000	Travel & Leisure Co., 4.625%, 3/01/2030(c)	897,053
615,000	Travel & Leisure Co., 6.125%, 9/01/2033(c)	624,256
2,980,000	TriNet Group, Inc., 3.500%, 3/01/2029(c)	2,815,983
6,840,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	5,264,128
1,198,000	U.S. Treasury Notes, 2.750%, 8/15/2032	1,116,714
4,129,000	U.S. Treasury Notes, 3.500%, 11/30/2030	4,087,387
14,300,000	U.S. Treasury Notes, 4.000%, 3/31/2030(h)	14,482,102
1,525,000	United Rentals North America, Inc., 3.750%, 1/15/2032	1,430,739
1,090,000	United Rentals North America, Inc., 6.125%, 3/15/2034(c)	1,135,424
651,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(c)	558,175
913,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(c)	830,805
1,665,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(c)(e)	1,314,902
568,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(c)	578,420
4,126,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(c)	4,226,014
37,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(c)	37,806
1,045,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(c)	1,070,383
1,778,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(c)	1,921,131
440,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(c)	481,780

Principal Amount (‡)	Description	Value (†)

	United States — continued
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)	$2,162,948
6,939,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	6,091,193
360,000	Western Midstream Operating LP, 4.050%, 2/01/2030	352,685
475,000	Western Midstream Operating LP, 5.250%, 2/01/2050	406,624
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	405,250
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	136,659
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	101,166
840,000	Western Midstream Operating LP, 6.150%, 4/01/2033	889,446
495,000	Yum! Brands, Inc., 3.625%, 3/15/2031	468,241
1,695,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,661,090
		304,380,758
	Uruguay — 0.1%
75,685,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	1,998,216
	Total Non-Convertible Bonds (Identified Cost $801,951,968)	792,478,917

Convertible Bonds — 0.2%
	United States — 0.2%
1,916,657	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(g)	6,401,634
	Total Convertible Bonds (Identified Cost $2,035,710)	6,401,634

Municipals — 0.0%
	United States — 0.0%
115,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%-, 6/01/2046 (Identified cost $114,991)	87,046
	Total Bonds and Notes (Identified Cost $804,102,669)	798,967,597

Senior Loans — 1.0%
	Ireland — 0.1%
1,413,606	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.422%, 11/30/2030(b)(i)	1,411,245
477,600	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.672%, 6/04/2032(b)(i)	477,600
		1,888,845
	United Kingdom — 0.2%
1,240,284	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(j)	1,236,414
4,021,530	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.924%, 2/15/2031(b)(i)	4,008,983
		5,245,397
	United States — 0.7%
600,000	Allison Transmission, Inc., 2025 Incremental Term Loan B, 11/05/2032(j)	602,502
Principal Amount (‡)	Description	Value (†)

	United States — continued
$100,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.471%, 4/06/2028(b)(i)	$100,075
909,010	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.471%, 6/22/2030(b)(i)	910,919
1,092,240	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 5/23/2031(b)	1,096,139
496,388	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1/15/2031(j)	500,855
496,230	Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD SOFR + 4.250%, 7.966%, 1/15/2031(b)(i)	500,696
203,989	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.484%, 10/24/2030(b)(i)	204,372
203,459	Citadel Securities LP, 2024 First Lien Term Loan, 3 mo. USD SOFR + 2.000%, 5.672%, 10/31/2031(b)(i)	204,452
650,000	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.216%, 10/08/2032(b)(i)	655,415
188,575	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 5/09/2031(b)(i)	189,231
615,350	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.534%, 3/04/2032(b)(i)	615,239
1,475,000	Gryphon Acquire NewCo LLC, Term Loan B, 6 mo. USD SOFR + 3.000%, 6.855%, 9/13/2032(b)(i)	1,484,381
26,442	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(k)	26,507
37,907	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.216%, 10/23/2031(b)(i)	38,001
497,136	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.216%, 10/23/2031(b)(i)	498,364
746,411	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.477%, 11/08/2030(b)	750,621
485,224	IQVIA, Inc., 2025 Incremental Term Loan B5, 3 mo. USD SOFR + 1.750%, 5.422%, 1/02/2031(b)(i)	487,956
811,036	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 6.716%, 3/20/2032(b)(i)	811,149
98,503	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 5.986%, 4/14/2029(b)(i)	98,719
799,820	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.422%, 3/11/2032(b)(i)	802,484
2,077,543	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.593%, 4/16/2031(b)(i)	2,082,384
229,465	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.734%, 2/11/2028(b)(i)	229,896
1,028,586	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.839%, 6/13/2031(b)(i)	1,028,267
152,460	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.716%, 9/15/2031(b)(i)	152,556

Principal Amount (‡)	Description	Value (†)

	United States — continued
$755,000	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.593%, 10/29/2032(b)(i)	$758,307
148,877	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.466%, 10/08/2031(b)(i)	149,472
2,038,579	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.466%, 6/24/2031(b)(i)	2,041,902
270,504	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.422%, 5/06/2031(b)(i)	270,618
164,165	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.216%, 2/14/2031(b)(i)	164,780
2,048,800	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.466%, 5/24/2030(b)(i)	2,052,365
		19,508,624
	Total Senior Loans (Identified Cost $26,596,159)	26,642,866

Collateralized Loan Obligations — 0.3%
450,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.640%, 7/22/2038(b)(c)	450,934
1,695,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.310%, 5.168%, 1/25/2038(b)(c)	1,697,205
455,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 5.467%, 10/23/2038(b)(c)	456,043
315,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 5.371%, 10/19/2038(b)(c)	315,882
510,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.533%, 7/20/2038(b)(c)	510,874
250,000	Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, 3 mo. USD SOFR + 1.310%, 5.194%, 4/20/2038(b)(c)	250,474
665,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(b)(c)	666,323
Principal Amount (‡)	Description	Value (†)

$380,000	Golub Capital CLO 82 B Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 5.226%, 10/15/2038(b)(c)	$380,870
305,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.198%, 10/25/2038(b)(c)	305,796
530,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.254%, 7/20/2037(b)(c)	531,206
760,000	OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class A1, 3 mo. USD SOFR + 1.260%, 5.539%, 7/18/2037(b)(c)	761,106
475,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 5.134%, 10/19/2038(b)(c)	475,911
565,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 5.575%, 10/15/2038(b)(c)	566,628
650,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 5.289%, 10/15/2038(b)(c)	651,360
675,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.518%, 7/15/2037(b)(c)	675,922
	Total Collateralized Loan Obligations (Identified Cost $8,686,327)	8,696,534

Short-Term Investments — 1.2%
28,270,223	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $28,273,600 on 1/02/2026 collateralized by $28,715,700 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $28,835,818 including accrued interest(l)	28,270,223
5,154,000	U.S. Treasury Bills, 3.482%, 6/25/2026(m)	5,067,128
	Total Short-Term Investments (Identified Cost $33,336,972)	33,337,351
	Total Investments — 99.7% (Identified Cost $2,155,393,701)	2,782,461,247
	Other assets less liabilities — 0.3%	9,738,592
	Net Assets — 100.0%	$2,792,199,839

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
Variable rate security. Rate as of December 31, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to
$262,362,223 or 9.4% of net assets.

(d)	Amount shown represents units. One unit represents a principal amount of 1,000.
(e)	Perpetual bond with no specified maturity date.
(f)	Amount shown represents units. One unit represents a principal amount of 100.
(g)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.50%, to which the spread is added.

(j)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(l)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of December 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/18/2026	JPY	B	3,569,733,000	$23,020,139	$22,930,918	$(89,221)
Bank of America N.A.	3/18/2026	KRW	S	14,794,741,000	10,108,114	10,299,315	(191,201)
Bank of America N.A.	3/18/2026	MXN	S	273,885,000	14,869,038	15,101,893	(232,855)
Bank of America N.A.	3/18/2026	ZAR	S	39,995,000	2,359,611	2,402,909	(43,298)
Deutsche Bank AG	3/03/2026	BRL	S	55,600,000	10,088,364	10,014,384	73,980
Deutsche Bank AG	3/17/2026	IDR	S	37,000,000,000	2,212,191	2,216,984	(4,793)
HSBC Bank USA N.A.	3/18/2026	AUD	S	7,703,000	5,111,595	5,141,023	(29,428)
HSBC Bank USA N.A.	3/18/2026	CAD	B	9,410,000	6,856,445	6,878,180	21,735
HSBC Bank USA N.A.	3/18/2026	CAD	S	47,897,000	34,789,146	35,010,012	(220,866)
HSBC Bank USA N.A.	3/18/2026	CNH	B	339,154,000	48,263,035	48,825,921	562,886
Morgan Stanley Capital Services LLC	3/18/2026	EUR	B	75,330,000	88,991,698	88,826,326	(165,372)
Morgan Stanley Capital Services LLC	3/18/2026	EUR	S	2,704,000	3,193,348	3,188,456	4,892
Morgan Stanley Capital Services LLC	3/18/2026	NZD	S	11,511,000	6,672,903	6,645,383	27,520
Royal Bank of Canada	3/18/2026	GBP	S	8,142,000	10,882,931	10,973,002	(90,071)
UBS AG	3/18/2026	COP	S	25,969,789,000	6,626,636	6,708,458	(81,822)
Total							$(457,914)

At December 31, 2025, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA N.A.	3/18/2026	NOK	30,959,000	EUR	2,615,267	$3,083,824	$13,227

Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/20/2026	521	$59,044,451	$58,579,938	$(464,513)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2026	144	30,076,987	30,065,625	(11,362)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2026	2,150	235,458,063	235,005,079	(452,984)
Eurex 10 Year Euro BUND Futures	3/06/2026	204	30,819,008	30,583,734	(235,274)
Total					$(1,164,133)

At December 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	3/20/2026	136	$15,944,494	$15,720,750	$223,744
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2026	78	9,426,649	9,204,000	222,649
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2026	780	90,406,630	89,712,188	694,442
Total					$1,140,835
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$39,986,202	$ —	$ —	$39,986,202
France	—	21,307,354	—	21,307,354

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Japan	$ —	$48,757,889	$ —	$48,757,889
Netherlands	—	80,671,779	—	80,671,779
Sweden	—	60,958,299	—	60,958,299
Taiwan	—	98,019,568	—	98,019,568
United Kingdom	—	76,169,275	—	76,169,275
United States	1,443,669,285	45,277,248	—	1,488,946,533
Total Common Stocks	1,483,655,487	431,161,412	—	1,914,816,899
Bonds and Notes(a)	—	798,967,597	—	798,967,597
Collateralized Loan Obligations	—	8,696,534	—	8,696,534
Senior Loans(a)	—	26,642,866	—	26,642,866
Short-Term Investments	—	33,337,351	—	33,337,351
Total Investments	1,483,655,487	1,298,805,760	—	2,782,461,247
Forward Foreign Currency Contracts (unrealized appreciation)	—	704,240	—	704,240
Futures Contracts (unrealized appreciation)	1,140,835	—	—	1,140,835
Total	$1,484,796,322	$1,299,510,000	$ —	$2,784,306,322

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(1,148,927)	$ —	$(1,148,927)
Futures Contracts (unrealized depreciation)	(1,164,133)	—	—	(1,164,133)
Total	$(1,164,133)	$(1,148,927)	$ —	$(2,313,060)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Currency Exposure Summary at December 31, 2025 (Unaudited)
United States Dollar	73.5%
Euro	6.8
British Pound	3.9
New Taiwan Dollar	3.5
Canadian Dollar	2.7
Japanese Yen	2.6
Swedish Krona	2.3
Other, less than 2% each	4.4
Total Investments	99.7
Other assets less liabilities (including forward foreign currency and futures contracts)	0.3
Net Assets	100.0%